July 2, 2008

VIA EDGAR

Mr. John Ganley, Esquire

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Dear Mr. Ganley:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A, which is the most recent amendment to the Trust’s Registration Statement on Form N-1A and was filed by electronic transmission on June 27, 2008 and became effective on July 1, 2008:

(1) Systematic Value Fund and Systematic Mid Cap Value Fund Prospectus, dated July 1, 2008; and

(2) Systematic Value Fund and Systematic Mid Cap Value Fund Statement of Additional Information, dated July 1, 2008.

Very truly yours,

Managers AMG Funds

By:	/s/ Donald S. Rumery
Donald S. Rumery Treasurer and Chief Financial Officer

cc:	Rajib Chanda, Esquire
Ropes & Gray LLP